Subsequent Events (Details) - Subsequent Event [Member] - $ / shares	Jan. 07, 2025	Jan. 01, 2025
Subsequent Event [Line Items]
Number of option, Granted		22,960
Restricted Stock Units (RSUs) [Member]
Subsequent Event [Line Items]
Number of RSUs, Granted	180,000	17,220
Stock option vesting period	4 years	1 year 9 months
Option exercise price		$ 11.89
Grant date expire		10 years